Cash Flows from Operating Activities and Other Financial Information	6 Months Ended
Dec. 31, 2012
Cash Flows from Operating Activities and Other Financial Information

Note 10. Cash Flows from Operating Activities and Other Financial Information

The following table provides a detail of cash flows from operating activities (in thousands):

	Six Months Ended December 31,
	2011	2012
Cash flows from operating activities
Net income	$3,869	$6,323
Adjustments to reconcile net income to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment	(126)	(96)
Gain on sales of lease fleet	(3,111)	(3,270)
Gain on bargain purchase of businesses	—	(215)
Unrealized foreign exchange loss (gain)	710	(105)
Unrealized loss (gain) on forward exchange contracts	(155)	86
Unrealized loss on interest rate swaps and options	603	80
Depreciation and amortization	9,240	10,696
Amortization of deferred financing costs	346	485
Accretion of interest	—	50
Share-based compensation expense	420	646
Deferred income taxes	1,975	3,292
Changes in operating assets and liabilities:
Trade and other receivables, net	(392)	6,022
Inventories	(15,176)	(7,655)
Prepaid expenses and other	79	(1,002)
Trade payables, accrued liabilities and unearned revenues	1,150	(4,618)
Income taxes	(195)	(105)

Net cash provided by (used in) operating activities	$(763)	$10,614